Gross Amount of Unrecognized Tax Benefits (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011
Income Tax Contingency [Line Items]
Beginning Balance	$ 1,121	$ 265
Additions for tax position related to current year	643	856
Ending Balance	$ 1,764	$ 1,121